Employee Benefits - Summary of company's obligations under defined benefit obligations (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	$ 279.1	$ 263.6
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	277.7	262.4
Total defined benefit obligation of funded plans	(130.5)	(85.2)
Employee future benefit liabilities	(155.5)	(106.3)
Canada [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(408.2)	(347.6)
Canada [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(25.0)	(21.1)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	1.4	1.2
Total defined benefit obligation of funded plans	(1.0)	(0.6)
Employee future benefit liabilities	(145.7)	(130.8)
Foreign [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(2.4)	(1.8)
Foreign [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	$ (144.7)	$ (130.2)